Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow maturities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 348,440,415	$ 211,777,379
2021 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	47,898,708	52,874,594
2021 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	115,284,491	10,009,595
2021 | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	4,314,460	5,137,194
2021 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	42,716,224	27,490,652
2021 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	3,385,165	11,669,169
2021 | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	213,599,047	107,181,204
2021 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	122,317,252	37,129,938
2021 | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		11,097,600
2021 | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		983,647
2021 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,524,115	55,384,990
2021 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	134,841,368	104,596,175
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	117,932,866	123,198,629
2022 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	32,956,060	36,474,941
2022 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	9,537,663
2022 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,999,401	20,004,204
2022 | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		4,183,481
2022 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	38,987,905	36,993,461
2022 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		2,920,578
2022 | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	83,481,030	100,576,665
2022 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	25,979,932	14,165,499
2022 | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		0
2022 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,471,904	8,456,465
2022 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	34,451,836	22,621,964
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	131,155,018	112,871,442
2023 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	48,471,704	36,288,484
2023 | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	5,799,000
2023 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		8,725,102
2023 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		1,999,293
2023 | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		0
2023 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	34,137,539	33,752,122
2023 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,228,615	0
2023 | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	96,636,858	80,765,001
2023 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,649,479	23,671,360
2023 | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,842,049
2023 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	7,026,631	8,435,081
2023 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	34,518,160	32,106,441
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	181,061,085	125,320,439
2024 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	25,996,376	51,814,555
2024 | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		5,202,000
2024 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		0
2024 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	57,433,886	0
2024 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	30,418,586	29,564,507
2024 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		7,081,249
2024 | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	113,848,848	93,662,311
2024 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	56,443,974	10,931,702
2024 | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		13,734,663
2024 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	10,768,263	6,991,763
2024 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	67,212,237	31,658,128
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	114,228,026	171,955,593
2025 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	49,333,976	24,377,105
2025 | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		0
2025 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,204,125
2025 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		57,381,081
2025 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	40,230,700	26,321,684
2025 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		0
2025 | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	101,768,801	108,079,870
2025 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	5,602,565	53,275,137
2025 | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		0
2025 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	6,856,660	10,600,586
2025 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,459,225	63,875,723
2026 Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,323,253,056	1,204,903,800
2026 Thereafter | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,116,179,110	959,097,000
2026 Thereafter | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,444,790	13,848,692
2026 Thereafter | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		11,157,892
2026 Thereafter | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	31,029,696	30,985,764
2026 Thereafter | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	33,031,555	32,067,846
2026 Thereafter | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	117,736,691	136,705,664
2026 Thereafter | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,313,421,841	1,183,862,858
2026 Thereafter | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	9,506,180	14,051,426
2026 Thereafter | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	325,035	6,989,516
2026 Thereafter | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	9,831,215	21,040,942
Net Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,216,070,465	1,950,027,282
Net Carrying Amount | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,320,835,934	$ 1,160,926,679
Average interest rate (%)	6.37%	6.2535%
Net Carrying Amount | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 21,243,790	$ 19,050,692
Average interest rate (%)	1.35%	1.3483%
Net Carrying Amount | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 21,741,788	$ 19,882,994
Average interest rate (%)	5.72%	5.7247%
Net Carrying Amount | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 205,747,474	$ 120,379,937
Average interest rate (%)	7.91%	7.4867%
Net Carrying Amount | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 37,346,014	$ 41,388,521
Average interest rate (%)	4.03%	4.0514%
Net Carrying Amount | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 304,227,645	$ 290,828,090
Average interest rate (%)	3.77%	3.7095%
Net Carrying Amount | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 11,613,780	$ 21,670,996
Average interest rate (%)	1.93%	1.6996%
Net Carrying Amount | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,922,756,425	$ 1,674,127,909
Net Carrying Amount | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	231,499,382	153,225,062
Net Carrying Amount | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		11,097,600
Net Carrying Amount | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,842,049	14,718,310
Net Carrying Amount | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	45,972,609	96,858,401
Net Carrying Amount | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	293,314,040	275,899,373
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,232,694,117	2,036,457,122
Fair value | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,347,156,276	1,233,260,685
Fair value | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	18,797,463	17,812,094
Fair value | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	23,010,709	21,733,929
Fair value | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	199,047,983	114,148,170
Fair value | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	30,673,537	37,209,163
Fair value | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	315,417,306	314,159,720
Fair value | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	11,650,958	22,167,273
Fair value | Fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,945,754,232	1,760,491,034
Fair value | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	228,630,238	153,747,749
Fair value | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		11,112,957
Fair value | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,375,645	14,969,735
Fair value | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	42,934,001	96,135,647
Fair value | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 286,939,885	$ 275,966,088